UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (DEFICIENCY) $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2024 | shares		30,255,955
Balance at beginning of period at Dec. 31, 2024	$ 57,761	$ 253,295	$ 19,109	$ (9,275)	$ (205,368)
Exercise of stock options (in shares) | shares	15,339	15,339
Exercise of stock options (Notes 11 and 12)	$ 312	$ 459	(147)
Share-based compensation (Note 12)	4,447		4,447
Share issuance under employee share purchase plan (in shares) | shares		15,888
Share issuance under employee share purchase plan (Notes 11 and 12)	467	$ 555	(88)
Release of restricted share units (in shares) | shares		47,261
Release of restricted share units (Notes 11 and 12)	0	$ 1,869	(1,869)
Release of shares in escrow related to business combination (in shares) | shares		8,728
Release of shares in escrow related to business combination	0	$ 330	(330)
Shares repurchased for cancellation (Note 11) (in shares) | shares		(1,617,036)
Shares repurchased for cancellation (Note 11)	(47,050)	$ (12,669)			(34,381)
Change in share repurchase commitment under the automatic share purchase plan	18,528				18,528
Excess tax benefit on stock compensation	(959)		(959)
Comprehensive income	11,731			1,072	10,659
Balance at end of period (in shares) at Sep. 30, 2025 | shares		28,726,135
Balance at end of period at Sep. 30, 2025	45,237	$ 243,839	20,163	(8,203)	(210,562)
Balance at beginning of period (in shares) at Dec. 31, 2025 | shares		28,747,289
Balance at beginning of period at Dec. 31, 2025	$ 74,091	$ 244,605	20,949	(7,427)	(184,036)
Exercise of stock options (in shares) | shares	253,537	253,537
Exercise of stock options (Notes 11 and 12)	$ 555	$ 722	(167)
Share-based compensation (Note 12)	6,098		6,098
Share issuance under employee share purchase plan (in shares) | shares		21,966
Share issuance under employee share purchase plan (Notes 11 and 12)	278	$ 343	(65)
Release of restricted share units (in shares) | shares		71,391
Release of restricted share units (Notes 11 and 12)	0	$ 2,393	(2,393)
Shares repurchased for cancellation (Note 11) (in shares) | shares		(4,118,052)
Shares repurchased for cancellation (Note 11)	(83,719)	$ (35,133)			(48,586)
Change in share repurchase commitment under the automatic share purchase plan	(13,801)				(13,801)
Excess tax benefit on stock compensation	(669)		(669)
Comprehensive income	11,488			1,423	10,065
Balance at end of period (in shares) at Sep. 30, 2026 | shares		24,976,131
Balance at end of period at Sep. 30, 2026	$ (5,679)	$ 212,930	$ 23,753	$ (6,004)	$ (236,358)